Shareholders' Equity (Details)		6 Months Ended		12 Months Ended
	Dec. 09, 2025 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jan. 12, 2026 shares	Sep. 25, 2025 USD ($) $ / shares shares	Apr. 18, 2024 USD ($) $ / shares shares
Shareholders’ Equity [Line Items]
Aggregate share		9,293,156	1,980,944
Fair value award of shares		1,885,000
Statutory reserve amount (in Dollars) | $		$ 74,670		$ 74,670
Percentage of after-tax profits		25.00%
Subsidiaries distribution amount (in Dollars) | $		$ 3,771,462		3,745,873
Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars) | $						$ 1,000,000	$ 50,000
Education Development [Member]
Shareholders’ Equity [Line Items]
Development reserve (in Dollars) | $		$ 873,431		873,431
Minimum [Member]
Shareholders’ Equity [Line Items]
Number of Vote Holders						5
General reserve percentage		10.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
General reserve percentage		50.00%
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars) | $		$ 1,000,000		$ 1,000,000
Ordinary shares, shares authorized		180,000,000		180,000,000			900,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.005		$ 0.005
Aggregate share		10,028,870		8,728,870
Ordinary shares		9,625,870		8,325,870
Shares issued	1,309,330
Percentage of ordinary shares issued and outstanding	5.00%
Ordinary shares, shares issued		9,625,870		8,325,870	1,300,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized						180,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.005	$ 0.005
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		20,000,000		20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.005		$ 0.005
Ordinary shares		403,000		403,000
Ordinary shares, shares issued		403,000		403,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized						20,000,000	1,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.005	$ 0.005
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Number of Vote Holders						50
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars) | $							$ 50,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0005
IPO [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized							9,000,000
IPO [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized							10,000,000
IPO [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0005